Capitalized Software and Content, Net - Capitalized Computer Software And Content (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capitalized software	$ 15,703	$ 15,081	$ 12,628
Capitalized content	19,350	16,899	11,834
Capitalized software and content, gross	35,053	31,980	24,462
Less: Accumulated amortization	(20,580)	(16,457)	(8,439)
Total capitalized software and content, net	$ 14,473	$ 15,523	$ 16,023